SIGNIFICANT RISKS AND UNCERTAINTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Foreign currency risk
Cash and cash equivalents denominated in RMB	$ 2,431	$ 3,418
Sales Revenue, Net | Customer Concentration Risk | Customer Concentration
Foreign currency risk
Concentration risk percentage	10.00%	10.00%	10.00%
Accounts Receivable | Customer Concentration Risk | Customer Concentration
Foreign currency risk
Concentration risk percentage	10.00%	10.00%